Investments	12 Months Ended
Dec. 31, 2025
Disclosure Of Investments [Abstract]
Investments
16.
Investments

As at	December 31, 2025	December 31, 2024
Investments at amortized cost	822	27,934
Investments at FVOCI	11,236	8,053
	12,058	35,987

Current portion	484	27,560
Long-term	11,574	8,427

Investments at amortized cost

Indiva

The Company had a loan outstanding to Indiva with a principal balance of $17.8 million and a maturity date of February 24, 2026. The Company closed the Indiva Transaction on November 4, 2024. The term loan was extinguished as part of the business combination and forms part of the consideration transferred (note 5(b)).

Delta 9

On July 5, 2024, the Company announced that it had completed the acquisition of the principal indebtedness of Delta-9 Cannabis Inc. (“Delta 9”) for a purchase price of $28.1 million. The investment consisted of a 5 year commercial mortgage bearing interest at an annual interest rate of 4.55% with an amortization period of 12 years and a revolving overdraft bearing interest at an annual interest rate of prime rate plus 2.45%.

In March 2025, the Company received payment for the entire balance including fees.

Other

The Company has loans outstanding to franchise partners with a total balance of $0.8 million, maturity dates ranging from June 2026 to June 2030, and annual interest rates ranging from 7.5% – 14%.

Investments at fAIR vALUE tHROUGH OTHER COMPREHENSIVE INCOME

During the year ended December 31, 2025, the Company acquired an additional $15.9 million of investments in listed common shares that are not held for trading, for which the Company irrevocably elected at initial recognition to designate at fair value through other comprehensive income. During the year ended December 31, 2025, the Company disposed of $11.8 million of investments in listed common shares for proceeds of $18.1 million, recognizing a gain of $6.3 million in other comprehensive income. The remaining shares were marked to market to $11.2 million as a Level 1 investment and the corresponding $1.0 million loss was recognized in other comprehensive income.

During the year ended December 31, 2024, the Company acquired $6.2 million of investments in listed common shares that are not held for trading, for which the Company irrevocably elected at initial recognition to designate at fair value through other comprehensive income. The shares were marked to market to $8.1 million as a level 1 investment and the corresponding $1.9 million gain was recognized in other comprehensive income.